UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23786

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StepStone Private Venture and Growth Fund

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(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 215-4300

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

StepStone Private Venture and Growth Fund

Consolidated Financial Statements

For the Six Months Ended September 30, 2025

(unaudited)

Semi-Annual Report

StepStone Private Venture and Growth Fund

Table of Contents

For the Six Months Ended September 30, 2025 (unaudited)

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated - 32.9% of NAV					1,2,3,4
Europe - 1.0% of NAV
Altimeter Pilot Fund I, L.P.	Venture Capital	05/08/2025	$11,083,009	$10,996,696	*
Fund J-1, a series of Riot Ventures Opportunity Fund, L.P.	Venture Capital	08/25/2025	1,103,798	1,082,155	*
Monzo Bank Holding Group Limited (1,119,049 preferred shares)	Venture Capital	03/05/2024	19,474,096	22,720,567	*,5,7
Total Europe			$31,660,903	$34,799,418
North America - 30.4% of NAV
8VC AI Fund III, LLC	Venture Capital	08/13/2025	$11,520,000	$11,520,000	*
8VC ANSF SPV I, LLC	Venture Capital	07/16/2024	3,613,856	6,185,217	*
8VC CHSB SPV, LLC	Venture Capital	08/02/2024	6,400,000	28,611,336	*
8VC ERSA SPV, LLC	Venture Capital	07/18/2025	6,525,000	6,474,757	*
8VC LBSD SPV, LLC	Venture Capital	03/27/2025	15,750,000	15,750,000	*
AcuityMD, Inc. (229,474 preferred shares)	Venture Capital	04/12/2024	1,268,142	1,268,143	*,5
Altimeter Atlas Fund I, L.P.	Venture Capital	05/08/2025	4,798,359	4,791,639	*
Altimeter Growth Co-Invest IV, L.P.	Venture Capital	09/05/2024	29,433,949	41,816,582	*,6
Altimeter Growth Co-Invest V, L.P.	Venture Capital	09/30/2024	22,579,800	52,696,983	*
Altimeter Growth Olympic Fund II, L.P.	Venture Capital	04/04/2025	13,517,609	20,237,298	*
Altimeter Growth Olympic Fund III, L.P.	Venture Capital	07/01/2025	12,826,880	19,190,365
Anduril Industries, Inc. (65,393 preferred shares)	Venture Capital	03/20/2025	2,673,449	2,673,449	*,5
Apex Technology, Inc. (924,758 preferred shares)	Venture Capital	04/16/2025	9,754,609	10,589,126	*,5
ASA4 LLC	Venture Capital	06/12/2024	8,900,000	11,940,252	*
Atticus Labs, Inc. (307,490 preferred shares)	Venture Capital	04/09/2025	5,080,679	5,080,565	*,5
Boldstart Cardinal, LLC	Venture Capital	06/04/2025	1,392,000	1,383,369	*
BSV Holdings I LP	Venture Capital	03/10/2025	1,828,174	1,813,268	*
Caffeinated Capital Saronic SPV II, LLC	Venture Capital	01/28/2025	28,500,000	28,492,587	*
Caffeinated Capital Varda SPV II, LLC	Venture Capital	09/05/2024	3,900,000	3,891,231	*
Canto of Arcadia, LP	Venture Capital	09/02/2025	879,724	803,150	*
Canto of Jupiter II, LP	Venture Capital	09/25/2025	1,170,989	1,104,707	*
Chaos Industries, Inc. (137,923 preferred shares)	Venture Capital	04/25/2025	9,999,983	19,342,266	*,5
CIV TNC SPV I, LLC	Venture Capital	04/16/2025	4,766,158	4,758,885	*
Cosmic 20252, L.P.	Venture Capital	05/02/2025	8,000,000	8,000,000	*
Creatio Inc. (7,609 preferred shares)	Venture Capital	06/10/2024	778,806	778,806	*,5
CRV Select II-V, LP	Venture Capital	05/06/2024	9,630,590	24,737,962	*
Cube Planning Inc. (277,368 preferred shares)	Venture Capital	12/15/2023	1,431,302	1,431,302	*,5
Cyware Labs, Inc. (16,739 preferred shares)	Venture Capital	11/08/2023	188,612	188,612	*,5
Duplocloud, Inc. (153,459 preferred shares)	Venture Capital	11/01/2023	1,361,273	1,730,250	*,5
Elephant Partners 2023 SPV-A, L.P.	Venture Capital	05/19/2023	34,665,443	37,567,672	*
Ensemble Continuation Fund LLC - Series Saronic	Venture Capital	07/10/2024	4,571,429	12,783,672	*
FE IV Co-Invest FA, L.P.	Growth Equity	07/31/2024	4,360,115	7,935,505	*
FE IV Co-Invest SO, L.P.	Growth Equity	10/24/2024	36,146,670	37,981,735	*

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Federato Technologies, Inc. (1,108,931 preferred shares)	Venture Capital	11/15/2024	$7,065,321	$16,485,701	*,5
FLB Partners B, LP	Venture Capital	05/14/2025	18,200,000	18,330,749	*
Georgian Fund VI C Invest LP	Venture Capital	11/14/2024	17,682,873	21,227,254	*,6
Hello Cake, Inc. (3,248,958 preferred shares)	Venture Capital	09/11/2024	8,282,602	13,391,880	*,5
HotWheels Co-Invest LP	Venture Capital	07/09/2025	13,793,280	13,793,280	*,6
ICONIQ Strategic Partners VI Co-Invest, L.P. - Series N-B3	Venture Capital	07/14/2025	8,700,000	9,662,051	*
Ilumed Parent LLC (1,320 preferred units)	Growth Equity	08/19/2024	9,493,125	14,541,120	*,5,8
Infinite Uptime, Inc. (231,940 preferred shares)	Venture Capital	01/06/2025	1,813,377	1,813,377	*,5
Interlagos I, LLC, an Interlagos Capital Fund	Venture Capital	08/25/2025	6,781,223	6,771,754	*
Interlagos II, LLC, an Interlagos Capital Fund	Venture Capital	08/29/2025	1,818,640	1,814,570	*
Interlagos III, LLC, an Interlagos Capital Fund	Venture Capital	08/29/2025	624,787	620,277	*
KA Venture Investments Holdings, LLC	Venture Capital	10/15/2024	989,115	989,115	*
Kindred GMF1, L.P.	Venture Capital	05/23/2025	3,480,006	3,479,387	*
KoBold Metals Company (298,754 preferred shares)	Venture Capital	12/05/2024	25,379,959	25,379,959	*,5
Lavrock-Castelion-P, LLC	Venture Capital	08/06/2025	5,211,757	5,200,835	*
LGF SUNNY MOMENTUM, L.P.	Venture Capital	04/30/2025	4,572,750	4,567,972	*
MC Tech IV (Co-Invest), LP	Venture Capital	04/04/2025	6,808,052	18,169,600	*
MTS Belmont Holdings, L.P.	Growth Equity	06/03/2025	28,203,560	28,203,560	*
NEA CH SPV, L.P.	Venture Capital	05/09/2024	1,952,874	2,348,517	*
NEA SH 2025 SPV, L.P.	Venture Capital	06/24/2025	8,700,000	8,699,681	*
Overhaul Group, Inc. (830,940 preferred shares)	Venture Capital	02/01/2023	10,416,248	16,652,785	*,5
Peak Topco Inc. (2,667 common shares)	Growth Equity	08/23/2024	2,666,667	2,933,334	*,5,6
PMRP, LLC	Venture Capital	09/08/2025	8,516,900	8,512,001	*
Poolside, Inc. (160,443 preferred shares)	Venture Capital	07/11/2024	12,226,575	12,226,575	*,5
PushPress, Inc. (760,282 preferred shares)	Venture Capital	10/17/2024	5,350,333	5,350,333	*,5
Rasa Technologies Inc. (361,126 preferred shares)	Venture Capital	12/06/2023	1,651,249	1,651,249	*,5
Redpoint Omega IV-C, L.P.	Venture Capital	06/28/2024	6,565,911	10,168,839	*
RPIII FB Co-Invest LLC	Growth Equity	03/02/2023	4,000,000	4,287,000	*,8
S Squared - HAD LP	Venture Capital	06/18/2025	469,168	438,475	*
Saronic Technologies, Inc. (413,421 preferred shares)	Venture Capital	07/11/2024	2,825,076	6,405,586	*,5
Shrug Opportunities & Natural Capital LP	Venture Capital	10/11/2024	22,695,000	22,549,930	*
Sift Stack, Inc. (797,607 preferred shares)	Venture Capital	07/18/2025	5,687,815	5,687,815	*,5
SiMa Technologies, Inc. ($4,265,865 principal amount, 7.50%, 12/31/2027)	Venture Capital	07/18/2025	4,265,865	4,265,865	5
StepStone VC PVP Follow-On, LLC	Venture Capital	09/11/2024	53,193	50,342	*
Teamshares Inc. (5,714 preferred shares)	Venture Capital	06/20/2024	436,131	436,131	*,5
Telstar4Ever by XYZ, LLC	Venture Capital	09/29/2025	4,536,000	4,536,000	*
Temporal Technologies Inc. (73,765 preferred shares)	Venture Capital	02/03/2025	4,371,343	6,096,677	*,5
ThreatLocker, Inc. (827,118 preferred shares)	Venture Capital	04/08/2024	42,211,570	48,154,314	*,5
Thrive Capital Partners IX Growth-C, LLC	Venture Capital	12/16/2024	7,617,428	12,317,146	*

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Thrive Capital Partners IX Growth-F, LLC	Venture Capital	04/02/2025	$27,135,315	$68,073,947	*
Transcend Inc. (265,808 preferred shares)	Venture Capital	12/29/2023	2,785,645	2,785,641	*,5
TurbineOne, Inc. (54,690 preferred shares)	Venture Capital	05/07/2025	1,493,494	1,493,496	*,5
unitQ inc. (614,975 preferred shares)	Venture Capital	04/19/2024	2,536,280	2,536,280	*,5
Valor Summit 1.0 L.P.	Venture Capital	10/30/2024	21,622,029	57,662,473	*,6
Vercel Inc. (54,767 preferred shares)	Venture Capital	09/26/2025	10,999,952	10,999,952	*,5
VY Cerebrum, L.P.	Venture Capital	05/27/2025	9,190,999	9,165,439	*,6
WndrCo Holdings M C SPV LP	Venture Capital	05/02/2025	10,137,918	10,046,918	*
X.AI Holdings Corp. (793,651 preferred shares)	Venture Capital	05/10/2024	9,500,002	29,015,881	*,5
Total North America			$729,731,007	$1,013,541,754
Rest of World - 1.5% of NAV
KA CT, LLC	Venture Capital	01/02/2024	$2,190,000	$2,899,245	*,9
Lyka Wellness Pty Ltd (26,069 preferred shares)	Venture Capital	04/25/2023	2,272,587	2,582,160	*,5,7
Lyka Wellness Pty Ltd	Venture Capital	02/13/2025	111,933	118,459	*,5,7,10
Rei do Pitaco Limited	Venture Capital	06/28/2024	3,325,000	3,325,000	*,5,10
Zencity Technologies Ltd. (575,444 preferred shares)	Venture Capital	05/15/2024	5,852,957	5,852,957	*,5
Zepto Private Limited (102,340,840 preferred shares)	Venture Capital	08/24/2023	13,325,236	34,666,460	*,5
Total Rest of World			$27,077,713	$49,444,281
Total Non-Controlled/Non-Affiliated Primary Direct Investments			$788,469,623	$1,097,785,453
Primary Investment Funds - Non-Controlled/Non-Affiliated - 2.1% of NAV					1,2,3,4
North America - 2.1% of NAV
8VC DSS A, L.P.	Venture Capital	02/28/2025	$37,350,000	$41,994,534	*,6
Altimeter Venture Partners Fund VII, L.P.	Venture Capital	11/08/2024	17,167,793	18,889,430	*,6
Cantos Ventures IV, L.P.	Venture Capital	09/25/2025	—	—	*,6
Cosmic - Aleph 4, L.P.	Venture Capital	09/10/2025	151,875	151,677	*,6
Cosmic - Bet 4 Durable, L.P.	Venture Capital	09/10/2025	—	—	*,6
Cosmic - Bet 4, L.P.	Venture Capital	09/10/2025	604,125	603,039	*,6
HX One L.P.	Venture Capital	04/08/2025	8,053,500	7,797,545	*,6
Interlagos Fund I, LP	Venture Capital	09/24/2025	—	—	*,6
Marathon Management Partners Fund I, LP	Venture Capital	04/25/2025	1,144,876	1,457,482	*,6
Total North America			$64,472,169	$70,893,707
Total Non-Controlled/Non-Affiliated Primary Investment Funds			$64,472,169	$70,893,707
Secondary Direct Investments - Non-Controlled/Non-Affiliated - 8.6% of NAV					1,2,3,4
Europe - 1.1% of NAV
Monzo Bank Holding Group Limited (1,772,343 preferred shares)	Venture Capital	05/03/2024	$33,024,390	$35,984,695	*,5,7
Total Europe			$33,024,390	$35,984,695
North America - 7.4% of NAV
Anduril Industries, Inc. (91,127 common shares)	Venture Capital	05/14/2024	$2,514,476	$3,725,526	*,5
Anduril Industries, Inc. (248,416 preferred shares)	Venture Capital	08/05/2024	7,419,286	10,155,941	*,5
Atticus Labs, Inc. (25,624 preferred shares)	Venture Capital	05/23/2025	432,565	423,378	*,5

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
BuildOps, Inc. (222,285 preferred shares)	Venture Capital	09/27/2023	$229,865	$499,297	*,5
Carry Technologies Inc. (32,519 common shares)	Venture Capital	04/28/2025	1,753,385	1,753,385	*,5
Chaos Industries, Inc. (34,481 preferred shares)	Venture Capital	07/30/2025	2,500,014	4,835,602	*,5
Contentful Global, Inc. (74,057 preferred shares)	Venture Capital	06/13/2023	970,147	970,147	*,5
Creatio Inc. (13,704 common shares)	Venture Capital	06/10/2024	1,315,058	1,402,650	*,5
Creatio Inc. (32,501 preferred shares)	Venture Capital	06/10/2024	3,326,585	3,326,585	*,5
Cube Planning Inc. (15,142 preferred shares)	Venture Capital	01/29/2024	57,947	78,137	*,5
Cyware Labs, Inc. (78,769 common shares)	Venture Capital	11/08/2023	754,418	609,373	*,5
Duplocloud, Inc. (22,133 preferred shares)	Venture Capital	11/01/2023	157,067	249,550	*,5
Federato Technologies, Inc. (122,707 preferred shares)	Venture Capital	11/15/2024	1,417,734	1,824,199	*,5
GlossGenius, Inc. (11,136 common shares)	Venture Capital	11/16/2023	282,909	282,909	*,5
HyperNative Inc. (171,481 preferred shares)	Venture Capital	05/07/2025	4,549,991	4,549,991	*,5
KoBold Metals Company (25,971 preferred shares)	Venture Capital	02/05/2025	2,206,307	2,206,307	*,5
KoBold Metals Company (4,594 common shares)	Venture Capital	07/07/2025	390,273	390,273	*,5
Kong Inc. (1,211,663 preferred shares)	Venture Capital	10/10/2024	12,123,382	12,412,033	*,5
Maven Clinic Co. (254,542 preferred shares)	Venture Capital	08/16/2024	4,522,931	4,522,931	*,5
Outreach Corporation (225,367 common shares)	Venture Capital	06/14/2023	1,802,939	901,468	*,5
Postman, Inc. (354,691 preferred shares)	Venture Capital	09/26/2025	4,078,947	4,665,357	*,5
PushPress, Inc. (400,842 preferred shares)	Venture Capital	10/17/2024	2,820,845	2,820,845	*,5
Saronic Technologies, Inc. (430,576 common shares)	Venture Capital	07/23/2024	3,627,978	6,671,388	*,5
Solutions By Text Holdco Inc. (268,109 common shares)	Growth Equity	05/16/2024	1,730,435	2,377,644	*,5
Space Exploration Technologies Corp. (123,345 common shares)	Venture Capital	04/26/2024	12,948,495	26,149,140	*,5
Space Exploration Technologies Corp. (44,154 preferred shares)	Venture Capital	09/16/2025	93,606,480	93,606,480	*,5
Teamshares Inc. (17,142 preferred shares)	Venture Capital	09/27/2023	1,308,392	1,308,392	*,5
ThreatLocker, Inc. (544,041 preferred shares)	Venture Capital	04/08/2024	22,848,548	31,673,741	*,5
TurbineOne, Inc. (39,062 preferred shares)	Venture Capital	05/07/2025	1,066,719	1,066,721	*,5
Vacation Inc. (1,061,681 preferred shares)	Venture Capital	02/12/2024	3,198,070	8,977,575	*,5
Vannevar Labs, Inc. (58,103 common shares)	Venture Capital	03/06/2025	3,704,261	3,698,192	*,5
Vannevar Labs, Inc. (82,416 preferred shares)	Venture Capital	02/18/2025	5,254,296	5,245,688	*,5
Vetro, Inc. (273,397 preferred shares)	Growth Equity	08/08/2025	4,272,645	4,496,834	*,5
Total North America			$209,193,390	$247,877,679
Rest of World - 0.1% of NAV
Lyka Wellness Pty Ltd (7,809 preferred shares)	Venture Capital	05/02/2024	$671,181	$773,489	*,5,7
Zepto Private Limited (2,156,326 common shares)	Venture Capital	01/08/2024	210,266	810,853	*,5
Zepto Private Limited (1,792,786 preferred shares)	Venture Capital	06/05/2024	214,630	578,702	*,5
Total Rest of World			$1,096,077	$2,163,044
Total Non-Controlled/Non-Affiliated Secondary Direct Investments			$243,313,857	$286,025,418

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated - 49.2% of NAV					1,2,3,4
Europe - 5.3% of NAV
Glade Brook Private Investors XLIII LP	Venture Capital	08/01/2025	$106,250,000	$121,205,890	*
MVII Parloa SPV-B, L.P.	Venture Capital	06/25/2025	11,943,022	12,811,483	*
SilverTree Equity VIII LP	Growth Equity	04/10/2025	44,697,546	44,322,138	*,6
Total Europe			$162,890,568	$178,339,511
North America - 41.9% of NAV
137 Holdings AI II, LLC	Venture Capital	02/21/2024	$12,495,038	$28,350,538	*
137 Holdings SXXI, LLC	Venture Capital	03/18/2024	12,699,000	25,759,631	*
AH Parallel Fund IV-Q, L.P.	Venture Capital	07/01/2023	168,640	161,805	*,9
Altimeter Atlas Fund II, L.P.	Venture Capital	06/12/2025	896,173	892,803	*,6
Amaranth DC Holdings, LP	Growth Equity	02/23/2024	13,938,639	16,445,887
Amplify Partners II, L.P.	Venture Capital	04/14/2025	280,497	215,193	*
Amplify Partners III, L.P.	Venture Capital	04/14/2025	3,375,724	4,316,273	*
Amplify Partners Select Fund IV, L.P.	Venture Capital	04/14/2025	344,537	432,654	*,6
Andreessen Horowitz Fund IV-Q, L.P.	Venture Capital	07/01/2023	358,942	303,996	*,9
Ardent GB Holdings, LP	Venture Capital	03/21/2024	2,723,400	2,712,214	*
ARP4 LLC	Venture Capital	03/20/2025	20,768,665	41,537,330	*
ARP4 II LLC	Venture Capital	07/28/2025	34,800,000	47,675,653	*
ASY5 LLC	Venture Capital	08/08/2025	30,450,000	34,272,787	*
Backend Capital, a series of Backend Capital, LP	Venture Capital	08/29/2023	689,809	1,619,329	*
Betaworks Ventures 1.0, LP	Venture Capital	01/24/2023	5,221,432	23,944,501	*,6
Betaworks Ventures 2.0, LP	Venture Capital	01/24/2023	1,976,935	2,034,843	*,6
Betaworks Ventures 3.0, LP	Venture Capital	01/24/2023	1,072,500	1,011,625	*,6,9
Boldstart Opportunities I L.P.	Venture Capital	04/17/2024	249,020	298,006	*
Boldstart Ventures II L.P.	Venture Capital	06/30/2024	3,714,606	4,901,658	*,6
Boldstart Ventures III L.P.	Venture Capital	04/17/2024	3,111,579	5,251,506	*
Caffeinated Capital Venture Fund IV, LP	Venture Capital	06/17/2025	5,763,254	7,716,346	*,6
Caffeinated Capital Venture Fund V, LP	Venture Capital	07/01/2025	785,561	784,672	*,6
Charles River Partnership XIV, LP	Venture Capital	06/30/2023	83,101	57,071	*,7
Charles River Partnership XV, LP	Venture Capital	06/30/2023	747,596	1,549,426	*,6,7
Charles River Partnership XVI, LP	Venture Capital	06/30/2023	4,465,512	8,159,233	*,6,7
CNK Fund IV, L.P.	Venture Capital	12/31/2023	3,070,692	14,869,811	*,6,9
CNK Seed Fund I, L.P.	Venture Capital	12/31/2023	1,505,222	4,454,959	*,6,9
Columbia Capital Equity Partners VI (QP), L.P.	Venture Capital	06/30/2023	231,054	258,238	9
Columbia Capital Equity Partners VII (QP), L.P.	Growth Equity	08/04/2023	220,225	311,372	*,6,9
Columbia Spectrum Partners VI-A, L.P.	Venture Capital	09/10/2024	44,500,000	61,857,982	*
Conversion Capital Fund II, LP	Venture Capital	09/30/2023	46,298	39,963	*,6
Craft Ventures Affiliates II, L.P.	Venture Capital	06/30/2023	174,577	365,714	*
Craft Ventures Growth I, L.P.	Venture Capital	06/30/2023	76,732	228,408	*,6
Craft Ventures III, L.P.	Venture Capital	06/30/2023	87,895	189,214	*,6
CRV SPV2-Z, LLC	Venture Capital	12/06/2024	5,285,066	7,018,343	*

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
DST Global IX, L.P.	Venture Capital	10/01/2023	$14,712,899	$23,294,953	*,6
DST Global VI, L.P.	Venture Capital	10/01/2023	2,206,878	4,104,141	*
DST Global VII, L.P.	Venture Capital	10/01/2023	7,449,723	20,875,680	*,6
DST Global VIII, L.P.	Venture Capital	10/01/2023	5,724,672	11,396,956	*,6
DST Investments XXI, L.P.	Venture Capital	10/01/2023	281,117	360,959	*
DSTG VII Investments-1, L.P.	Venture Capital	10/01/2023	253,192	364,594	*
DSTG VII Investments-4, L.P.	Venture Capital	10/01/2023	58,052	109,391	*
Elephant Partners I, L.P.	Growth Equity	04/12/2024	513,786	672,516	*,6
Elephant Partners II, L.P.	Growth Equity	04/12/2024	563,549	782,829	*,6
Elephant Partners III, L.P.	Growth Equity	04/12/2024	387,439	768,137	*,6
Elephant Partners IV, L.P.	Growth Equity	04/12/2024	318,895	413,984	*,6
Emergence Capital Partners II, L.P.	Venture Capital	10/22/2024	1,771,885	2,316,920	*,6
Felicis Ventures VI, L.P.	Venture Capital	11/04/2022	17,384,509	21,082,438	*,9
Felicis Ventures VII, L.P.	Venture Capital	11/04/2022	14,105,574	21,167,460	*,6
Fika Ventures - A, L.P.	Venture Capital	01/09/2024	116,969	164,299	*
Fika Ventures, L.P.	Venture Capital	06/27/2023	933,803	1,745,375	*
Fingercheck Buyer SPV, LLC	Venture Capital	10/16/2024	30,149,998	33,131,240	*
First-Party Time VI LLC	Growth Equity	07/02/2024	13,326,624	18,980,299	*
Five Elms III Apptegy CV, L.P.	Growth Equity	12/20/2023	18,691,081	28,036,622	*,6
FTV - FA, L.P.	Growth Equity	07/11/2025	11,455,821	11,431,160	6
Georgian Alignment Fund AS, LP	Venture Capital	10/31/2024	48,808,018	55,132,925	*,6
Glade Brook Private Investors XXXVII LP	Venture Capital	05/14/2025	14,025,375	17,225,561	*
Glade Brook Strategic Growth IV LP	Venture Capital	04/15/2025	894,156	1,101,576	*,6
Greenoaks Capital MS LP - Jenner II Series	Venture Capital	06/06/2024	23,164,166	26,602,495	*,6
Group 11 Fund VI, L.P.	Venture Capital	12/22/2023	1,785,153	2,777,167	*,6
Hildred Capital Co-Invest-REBA, LP	Venture Capital	10/08/2024	21,627,000	27,786,237	*,6
Hildred Equity Partners III-A, LP	Venture Capital	10/08/2024	—	—	*,6
Hildred Perennial Partners I, LP	Venture Capital	12/22/2023	3,442,494	5,006,942	*,6
Imaginary Venture Capital TR-1, L.P.	Venture Capital	07/30/2024	13,350,000	13,257,192	*
Initialized III L.P.	Venture Capital	11/27/2024	2,016,065	2,845,078	*,6
Insight Partners Continuation Fund II, L.P.	Growth Equity	03/31/2023	17,175,130	23,825,083	*,6
Inspired Capital Shop, L.P.	Venture Capital	08/08/2025	4,371,750	4,350,000	*
Integrity Growth Partners Fund II, L.P.	Growth Equity	07/31/2024	5,291,107	6,309,530	*,6
JMI Fuego Aggregator, L.P.	Growth Equity	06/26/2025	7,794,136	7,657,876	*,6
K1X Co-Invest, LLC	Venture Capital	09/05/2024	3,215,998	3,927,735	*
KA HINT, LLC	Venture Capital	03/13/2025	8,200,000	23,104,947	*
Lightspeed Venture Partners Select II, L.P.	Venture Capital	12/30/2022	658,914	948,643	*,6,7
Lightspeed Venture Partners Select IV, L.P.	Venture Capital	12/30/2022	1,090,071	1,897,582	*,6,7
Lightspeed Venture Partners X, L.P.	Venture Capital	12/30/2022	2,452,835	3,272,889	*,6,7
Lightspeed Venture Partners XI, L.P.	Venture Capital	12/30/2022	1,781,103	1,685,569	*,6,7

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Lightspeed Venture Partners XII, L.P.	Venture Capital	12/30/2022	$1,515,798	$2,675,772	*,6,7
Lightspeed Venture Partners XIII, L.P.	Venture Capital	12/30/2022	1,452,630	2,538,381	*,6,7
Lightspeed W-I, LLC	Venture Capital	03/26/2024	13,407,405	31,178,322	*
Lux Ventures IV, L.P.	Venture Capital	06/30/2023	511,875	856,238	*
Maple 3 VC, L.P.	Venture Capital	08/20/2024	598,480	870,806	*,6
Maple SPV-C2, LLC	Venture Capital	08/14/2024	1,559,030	6,877,338	*
March Capital Opportunity Fund II, L.P.	Venture Capital	09/30/2023	42,628	66,126	*
March Capital Partners Fund II, L.P.	Venture Capital	09/30/2023	34,781	57,323	*
Maroon Investors, L.P.	Growth Equity	07/14/2023	9,676,184	12,639,699	*,6
NEA Secondary Opportunity Fund, L.P.	Venture Capital	07/03/2024	7,946,329	13,735,737	*,6
Nexus Ventures VI, L.P.	Venture Capital	08/28/2023	130,815	344,968	*,6
Orkila Growth Fund III, LP	Growth Equity	09/29/2023	2,123,360	4,177,487	*,6,7
Orkila Growth Fund IV, LP	Growth Equity	09/29/2023	58,651	62,867	*,6,7
Otherwise Fund V, L.P.	Venture Capital	03/24/2025	445,500	445,500	*,6
Otherwise RP SPV, L.P.	Venture Capital	03/17/2025	13,330,236	15,688,460	*
Poplar DC Holdings, LP	Growth Equity	07/01/2024	39,126,334	38,105,025	*
Primary Select Fund II, L.P.	Venture Capital	04/28/2023	551,523	786,576	*
PSG Sequel-A L.P.	Growth Equity	01/30/2025	57,139,998	66,405,357	6
PVP SGSS I, LLC	Venture Capital	12/18/2023	4,210,222	4,263,437	*,6
PVP SGSS I-A, LLC	Venture Capital	12/18/2023	4,657,344	4,830,253	*,6
Resolve Growth Partners Fund II, L.P.	Growth Equity	09/30/2025	—	106,705	*,6,9
Rocket Fuel III LLC	Growth Equity	07/02/2024	13,336,155	15,694,692	*
Sands Capital Global Innovation Fund III-RP, L.P.	Venture Capital	09/10/2025	9,045,126	8,993,421	*
Sea Change IV LLC	Growth Equity	07/02/2024	1,813,312	2,713,201	*
SG VC Fund II, L.P.	Venture Capital	12/05/2023	5,310,217	11,420,641	*
Shasta Ventures V, L.P.	Venture Capital	06/30/2024	5,331,379	5,778,238	*,6
Signal Peak Ventures III CIV-A, L.P.	Venture Capital	09/30/2024	4,604,235	9,448,128	*
Signal Peak Ventures III, L.P.	Venture Capital	09/30/2024	5,036,890	8,952,515	*
Signal Peak Ventures IV, L.P.	Venture Capital	11/01/2024	2,961,632	4,056,686	*,6
Silas Capital Partners II, L.P.	Venture Capital	03/15/2024	5,390,035	7,947,384	*,6
Silas-MBM LLC	Venture Capital	02/12/2024	830,000	1,339,004	*
SSG Fika VC, LLC	Venture Capital	01/03/2025	4,661,885	6,835,453	*,6
Standard Crypto Venture Fund I LP	Venture Capital	10/23/2024	1,433,084	3,972,246	*,6,9
StepStone BSV VC 2024 LLC	Venture Capital	08/14/2024	7,574,711	13,662,665	*
Stripes VI Crimson Co-Invest, LP	Venture Capital	01/17/2025	3,339,833	4,385,144	*
Stripes VI Rainier Co-Invest, LP	Growth Equity	10/24/2024	8,820,307	8,793,815	*
Stripes VI(A), LP	Growth Equity	07/17/2025	56,338,468	77,564,465	*,6
Stripes VII(A), LP	Venture Capital	07/25/2025	—	—	*,6
TCV Juniper Co, L.P.	Growth Equity	04/07/2025	9,185,368	8,933,193	*
Telescope FU Investor, LLC.	Venture Capital	04/22/2025	11,678,940	14,248,216	*,6

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Thrive Capital Partners IX Growth-E, LLC	Venture Capital	01/14/2025	$2,884,226	$4,667,905	*
Thrive Capital Partners VIII Growth-B, LLC	Venture Capital	03/17/2023	10,888,611	22,372,245	*
Troy Capital Partners Exploration Fund 2024, LP	Venture Capital	09/16/2024	19,171,070	34,137,395	*
TTCP Co-Invest CAN, LP	Growth Equity	03/19/2025	9,208,460	15,473,536	*,8
TTCP Fund III, L.P.	Growth Equity	03/20/2025	6,279,539	6,832,538	*,6,9
Turn/River Capital V (Co-Investment S), L.P.	Growth Equity	04/01/2025	4,770,495	4,767,554	*,6
Turn/River Capital VI (Co-Investment S), L.P.	Growth Equity	04/01/2025	6,914,505	6,910,735	*,6
Valor M33 III L.P.	Venture Capital	08/29/2024	4,750,660	9,337,004	*
Vy Space II LP	Venture Capital	10/29/2024	15,154,466	27,081,360	*,6
VYC25 Limited	Venture Capital	03/10/2025	55,173,399	54,866,897	*
Who is John Galt, LP	Venture Capital	08/22/2025	9,360,076	9,121,165	*
Total North America			$997,694,065	$1,396,933,782
Rest of World - 2.0% of NAV
Coatue US 50 LLC - Series 1	Venture Capital	12/19/2024	$36,395,265	$42,380,446	*
Glade Brook Strategic Growth III LP	Venture Capital	04/21/2025	3,344,299	3,898,698	*
MGR-CloudWalk LLC	Venture Capital	09/12/2024	3,033,478	4,038,075	*
SSMGR-C, LLC - Series 1	Venture Capital	10/21/2024	13,023,480	15,528,009	*
Total Rest of World			$55,796,522	$65,845,228
Total Non-Controlled/Non-Affiliated Secondary Investment Funds			$1,216,381,155	$1,641,118,521
Public Securities - Non-Controlled/Non-Affiliated - 0.0% of NAV					1,2
North America - 0.0% of NAV
Samsara Inc. (1,318 common shares)	Public Securities	09/08/2025	$54,736	$49,096	*,9,11
Total North America			$54,736	$49,096
Total Non-Controlled/Non-Affiliated Public Securities			$54,736	$49,096
Short-Term Investments - Non-Controlled/Non-Affiliated - 1.3% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 4.04% (44,124,629 shares)	Money Market	N/A	$44,124,629	$44,124,629	11,12
Total Non-Controlled/Non-Affiliated Short-Term Investments			$44,124,629	$44,124,629
Total Non-Controlled/Non-Affiliated Investments - 94.1% of NAV			$2,356,816,169	$3,139,996,824
Primary Direct Investments - Controlled/Affiliated - 0.3% of NAV					1,2,3,4
North America - 0.3% of NAV
BSV Star Queen, LLC	Venture Capital	10/15/2024	$4,450,000	$4,410,840	*
Terrain Opportunity I, LP	Venture Capital	02/26/2025	2,278,987	6,738,406	*
Total North America			$6,728,987	$11,149,246
Total Controlled/Affiliated Primary Direct Investments			$6,728,987	$11,149,246
Secondary Investment Funds - Controlled/Affiliated - 2.2% of NAV					1,2,3,4
North America - 2.2% of NAV
CRV XVIII-Z, LP	Venture Capital	10/10/2024	$11,009,502	$11,558,347	*
Fundomo ET001, LP	Venture Capital	06/23/2025	8,220,293	8,213,831	*
Fundomo Fund II, LP	Venture Capital	06/16/2025	—	—	*,6

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Controlled/Affiliated (continued)
North America (continued)
Fundomo Sequel I, LP	Venture Capital	06/06/2025	$1,121,876	$1,121,876	*
Redpoint Omega IV-Y, L.P.	Venture Capital	11/18/2024	26,620,000	47,965,042	*
Total North America			$46,971,671	$68,859,096
Total Controlled/Affiliated Secondary Investment Funds			$46,971,671	$68,859,096
Total Controlled/Affiliated Investments - 2.5% of NAV			$53,700,658	$80,008,342
Total Investments - 96.6% of NAV			$2,410,516,827	$3,220,005,166
Other assets in excess of liabilities - 3.4% of NAV				$117,313,876
Net Assets - 100.0% of NAV				$3,337,319,042

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment Fund, Secondary Direct Investment, Primary Investment Fund, or Primary Direct Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).
5	The fair value of the investment was determined using significant unobservable inputs.
6	Investment has been committed to but has not been fully funded.
7	All or a portion of this security is held by SPRING Cayman II LLC.
8	All or a portion of this security is held by SPRING I LLC - Series A.
9	All or a portion of this security is held by SPRING Cayman LLC.
10	Investment is a simple agreement for future equity (SAFE) security.
11	The audited financial statements of the investment can be found at sec.gov.
12	The rate reported is the 7-day effective yield at the period end.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Summary of Investments by Strategy (as a percentage of total investments)

Primary Direct Investments	34.4%
Primary Investment Funds	2.2%
Secondary Direct Investments	8.9%
Secondary Investment Funds	53.1%
Public Securities	0.0%
Short-Term Investments	1.4%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Statement of Assets and Liabilities

September 30, 2025 (unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $2,356,816,169)	$3,139,996,824
Controlled/affiliated investments, at fair value (cost $53,700,658)	80,008,342
Total investments, at fair value (cost $2,410,516,827)	3,220,005,166
Cash	247,637,307
Restricted cash held in escrow	224,222,207
Dividend and interest receivable	1,486,286
Prepaid expenses	695,203
Total Assets	3,694,046,169

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(982,527)
Revolving credit facility less deferred debt issuance costs	(982,527)
Subscriptions received in advance	224,222,207
Incentive fees payable	79,603,218
Payable for share repurchases	25,926,850
Payable for investments purchased	19,354,570
Management fees payable	4,036,155
Deferred tax liability	2,697,017
Professional fees payable	301,180
Administration fees payable	231,730
Revolving credit facility interest and fees payable	132,717
Transfer agent fees payable	106,803
Trustees' fees payable	41,867
Due to Adviser	35,055
Other accrued expenses	1,020,285
Total Liabilities	356,727,127
Commitments and contingencies (see Note 9)
Net Assets	$3,337,319,042

Composition of Net Assets:
Paid-in capital	$2,608,501,576
Total distributable earnings (accumulated loss)	728,817,466
Net Assets	$3,337,319,042

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Statement of Assets and Liabilities (continued)

September 30, 2025 (unaudited)

Class I
Net Assets	$1,962,394,751
Outstanding shares (unlimited number of shares authorized)	39,680,872
Net Asset Value Per Share	$49.45
Class D
Net Assets	$10,694,834
Outstanding shares (unlimited number of shares authorized)	217,853
Net Asset Value Per Share	$49.09
Class S
Net Assets	$1,364,229,457
Outstanding shares (unlimited number of shares authorized)	28,136,599
Net Asset Value Per Share	$48.49

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Statement of Operations

For the Six Months Ended September 30, 2025 (unaudited)

Investment Income
Non-controlled/non-affiliated investments dividend income (net of taxes withheld of $0)	$2,512,653
Non-controlled/non-affiliated investments interest income	4,687,886
Total Investment Income	7,200,539

Expenses
Incentive fees	60,676,816
Management fees	19,366,463
Administration fees	1,142,014
Amortization of deferred investment costs	793,266
Transfer agent fees	660,358
Professional fees	592,399
Revolving credit facility interest and fees	587,091
Trustees' fees	80,219
Chief compliance officer fees	30,082
Distribution and shareholder servicing fees (Class S)	4,197,018
Shareholder servicing fees (Class D)	9,514
Other expenses	851,616
Total Expenses	88,986,856
Adviser expense recoupment (reimbursement)	180,078
Net Expenses	89,166,934
Net Investment Income (Loss)	(81,966,395)

Net Realized Gain (Loss)
Distributions from non-controlled/non-affiliated investments	1,364,580
Total Net Realized Gain (Loss)	1,364,580
Net Change in Unrealized Appreciation (Depreciation)
Non-controlled/non-affiliated investments	400,180,107
Controlled/affiliated investments	25,807,356
Deferred tax	(1,550,360)
Total Net Change in Unrealized Appreciation (Depreciation)	424,437,103

Net Increase (Decrease) in Net Assets from Operations	$343,835,288

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$(81,966,395)	$(49,132,146)
Net realized gain (loss)	1,364,580	8,574,513
Net change in unrealized appreciation (depreciation)	424,437,103	283,521,826
Net Increase (Decrease) in Net Assets Resulting from Operations	343,835,288	242,964,193

Distributions from Distributable Earnings:
Class I	—	(5,713,496)
Class D	—	(28,205)
Class S	—	(2,724,014)
Class T¹	—	(3,630)
Total Distributions from Distributable Earnings	—	(8,469,345)

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	580,186,456	642,775,648
Reinvestment of distributions	—	3,605,993
Repurchase of shares	(43,241,270)	(37,131,800)
Exchange of shares	2,168,437	6,417,909
Total Class I Transactions	539,113,623	615,667,750
Class D
Proceeds from shares issued	5,072,092	5,787,012
Reinvestment of distributions	—	21,642
Repurchase of shares	(378,976)	(155,593)
Exchange of shares	(324,720)	(4,653,375)
Total Class D Transactions	4,368,396	999,686
Class S
Proceeds from shares issued	522,776,322	575,802,383
Reinvestment of distributions	—	2,180,430
Repurchase of shares	(2,541,762)	(689,638)
Exchange of shares	(1,843,717)	(1,087,941)
Total Class S Transactions	518,390,843	576,205,234
Class T¹
Proceeds from shares issued	—	520,000
Reinvestment of distributions	—	1,236
Repurchase of shares	—	—
Exchange of shares	—	(676,593)
Total Class T¹ Transactions	—	(155,357)
Change in Net Assets Resulting from Capital Share Transactions	1,061,872,862	1,192,717,313

Total Increase (Decrease) in Net Assets	1,405,708,150	1,427,212,161

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Statements of Changes in Net Assets (continued)

	For the Six Months Ended September 30,	For the Year Ended
	2025 (unaudited)	March 31, 2025
Net Assets
Beginning of period	1,931,610,892	504,398,731
End of period	$3,337,319,042	$1,931,610,892

¹ On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2025 (unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$343,835,288
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of payable for investments purchased	(938,534,238)
(Purchases) sales of short-term investments, net	(923,664)
Proceeds from sales of in-kind stock distributions	1,367,506
Distributions received from investments, net of distributions receivable from investments	8,283,398
Net realized (gain) loss on distributions from investments	(1,364,580)
Net change in unrealized (appreciation) depreciation on investments	(425,987,463)
Amortization of debt issuance costs	243,874
Net change in deferred tax liability	1,550,360
(Increase) Decrease in Assets
Dividend and interest receivable	(592,186)
Prepaid expenses	(565,448)
Increase (Decrease) in Liabilities
Incentive fees payable	60,676,817
Management fees payable	1,570,960
Professional fees payable	46,396
Revolving credit facility interest and fees payable	95,300
Administration fees payable	40,410
Transfer agent fees payable	43,649
Trustees' fees payable	219
Due to Adviser	(247,490)
Other accrued expenses	491,522
Net Cash Provided by (Used in) Operating Activities	(949,969,370)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of change in subscriptions received in advance	1,196,277,960
Repurchase of shares	(40,226,829)
Debt issuance costs	(817,502)
Net Cash Provided by (Used in) Financing Activities	1,155,233,629

Net Increase (Decrease) in Cash and Restricted Cash Held in Escrow	205,264,259

Cash and Restricted Cash Held in Escrow
Beginning of period	266,595,255
End of period	$471,859,514

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Statement of Cash Flows (continued)

For the Six Months Ended September 30, 2025 (unaudited)

End of Period Balances
Cash	$247,637,307
Restricted cash held in escrow	224,222,207
End of Period Balance	$471,859,514

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense and commitment fees	$247,917
In-kind stock distributions received from investments	$370,346

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Financial Highlights

Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended			For the Period
	September 30, 2025	For the Year Ended March 31,		Ended March 31,
	(unaudited)	2025	2024	2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.87	$36.71	$30.13	$25.00
Activity from investment operations:
Net investment income (loss)¹	(1.38)	(1.64)	(1.34)	(0.70)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	6.96	9.05	7.92	5.83
Total from investment operations	5.58	7.41	6.58	5.13
Less distributions:
From net investment income	—	—	—	—
From net realized gains	—	(0.25)	—	—
Total distributions	$—	$(0.25)	$—	$—
Net Asset Value per share, end of period³	$49.45	$43.87	$36.71	$30.13

Net Assets, end of period (in thousands)	$1,962,395	$1,215,283	$439,238	$185,844

Ratios to average net assets⁴
Net investment income (loss)⁵	(3.69)%	(4.10)%	(4.02)%	(1.74)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	4.24%	5.29%	6.26%	6.18%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	4.25%	5.41%	6.12%	5.06%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	4.25%	5.41%	5.92%	4.27%
Total return³ ⁸ ⁹	12.72%	20.23%	21.84%	20.52%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%

	As of September 30,	As of March 31,	As of March 31,	As of March 31,
	2025	2025	2024	2023
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222

*	The Class commenced operations on November 1, 2022
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased (decreased) by 2.35%, 3.31%, 3.63% and 2.90%, respectively, for the six months ended September 30, 2025, years ended March 31, 2025 and 2024 and the period ended March 31, 2023.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Financial Highlights (continued)

Class I

6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have (increased) decreased by 2.35%, 3.31%, 3.63% and 2.90%, respectively, for the six months ended September 30, 2025, years ended March 31, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months, with the exception of the six months ending September 30, 2025 as the Adviser has fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4).
8	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 11). The total return for periods less than 1 year have not been annualized.
9	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Financial Highlights (continued)

Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025	For the Year Ended March 31,		For the Period Ended March 31,
	(unaudited)	2025	2024	2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.59	$36.51	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)¹	(1.44)	(1.51)	(1.52)	(0.19)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	6.94	8.84	7.95	5.27
Total from investment operations	5.50	7.33	6.43	5.08
Less distributions:
From net investment income	—	—	—	—
From net realized gains	—	(0.25)	—	—
Total distributions	$—	$(0.25)	$—	$—
Net Asset Value per share, end of period³	$49.09	$43.59	$36.51	$30.08

Net Assets, end of period (in thousands)	$10,695	$5,223	$3,210	$754

Ratios to average net assets⁴
Net investment income (loss)⁵	(3.94)%	(3.85)%	(4.51)%	(0.33)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	4.49%	5.18%	6.53%	4.92%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	4.49%	5.18%	6.57%	4.16%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	4.49%	5.18%	6.40%	3.28%
Total return³ ⁸ ⁹	12.62%	20.12%	21.38%	20.32%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%

	As of September 30,	As of March 31,	As of March 31,	As of March 31,
	2025	2025	2024	2023
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222

*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased (decreased) by 2.37%, 2.99%, 3.66% and 0.86%, respectively, for the six months ended September 30, 2025, years ended March 31, 2025 and 2024 and the period ended March 31, 2023.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Financial Highlights (continued)

Class D

6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have (increased) decreased by 2.37%, 2.99%, 3.66% and 0.86%, respectively, for the six months ended September 30, 2025, years ended March 31, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months, with the exception of the six months ending September 30, 2025 as the Adviser has fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4).
8	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 11). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
9	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Financial Highlights (continued)

Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025	For the Year Ended March 31,		For the Period Ended March 31,
	(unaudited)	2025	2024	2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.18	$36.41	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)¹	(1.57)	(2.02)	(2.12)	(0.83)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	6.88	9.04	8.45	5.91
Total from investment operations	5.31	7.02	6.33	5.08
Less distributions:
From net investment income	—	—	—	—
From net realized gains	—	(0.25)	—	—
Total distributions	$—	$(0.25)	$—	$—
Net Asset Value per share, end of period³	$48.49	$43.18	$36.41	$30.08

Net Assets, end of period (in thousands)	$1,364,229	$711,105	$61,841	$30

Ratios to average net assets⁴
Net investment income (loss)⁵	(4.56)%	(5.04)%	(5.99)%	(2.49)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	5.11%	6.38%	8.01%	7.80%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	5.11%	6.38%	8.01%	5.72%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	5.11%	6.38%	8.00%	4.94%
Total return³ ⁸ ⁹	12.30%	19.32%	21.04%	20.32%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%

	As of September 30,	As of March 31,	As of March 31,	As of March 31,
	2025	2025	2024	2023
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222

*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased (decreased) by 2.41%, 3.60%, 4.11% and 3.14%, respectively, for the six months ended September 30, 2025, years ended March 31, 2025 and March 31, 2024 and the period ended March 31, 2023.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Consolidated Financial Highlights (continued)

Class S

6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have (increased) decreased by 2.41%, 3.60%, 4.11% and 3.14%, respectively, for the six months ended September 30, 2025, years ended March 31, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months, with the exception of the six months ending September 30, 2025 as the Adviser has fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4).
8	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 11). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
9	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements

September 30, 2025 (unaudited)

1. Organization

StepStone Private Venture and Growth Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on March 4, 2022 ("Inception") and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a non-diversified, closed-end management investment company. The Fund is offered to investors who are qualified clients within the meaning of Rule 205-3 under the Investment Advisers Act of 1940 and are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on November 1, 2022 ("Commencement of Operations").

The Fund offers Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). On January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T shares. The Shares are offered in a continuous registered public offering with subscriptions accepted as of the first business day of each calendar month at the then-current-monthly net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the 1940 Act and a wholly-owned subsidiary of StepStone Group LP, serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund's investment objective is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in venture capital and growth equity assets ("Venture and Growth Assets") along with other private assets (together with Venture and Growth Assets, “Private Market Assets”), focused on the "innovation economy," the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary whose design and purpose is to act as an extension of the Fund’s investment operations and facilitate the execution of the Fund’s investment strategy. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiaries including: SPRING I LLC (Series A and Series B), a Delaware limited liability company, as well as SPRING Cayman LLC and SPRING Cayman II LLC (together, “SPRING Cayman”), which are limited liability companies registered in the Cayman Islands (collectively, Wholly-Owned Subsidiaries). The effects of all intercompany transactions between the Fund and its Wholly-Owned Subsidiaries have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on the last day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator (as defined herein) in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private Market Assets may include (i) secondary purchases of existing investments from other investors in individual operating companies, projects or properties (“Secondary Direct Investments”), (ii) (a) secondary purchases of existing investments from other investors in private investment funds sponsored by unaffiliated managers and/or strategic acquirers ("Investment Manager"), (b) investments in open-ended funds, which are often substantially invested, with evergreen or long duration structures which may not have an explicit termination date, (c) investments in investment funds that are actively fundraising, but have already invested a certain percentage of capital commitments (e.g. 25% at the time of closing) in Private Market Assets and (d) stapled primary investments contingent to a secondary investment purchase (together with the investments described in (a) - (d), “Secondary Investment Funds”), (iii) investments in investment funds that are actively fundraising that have not yet invested a significant portion of their capital commitments in Private Market Assets (e.g., less than 25%) (“Primary Investment Funds”) and (iv) investments in individual operating companies (“Primary Direct Investments”). These types of debt or equity investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policy at each Determination Date. The Valuation Policy requires evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment Fund or a Primary Investment Fund is based on the net asset value of the investment reported by its Investment Manager. If the Adviser determines that the Investment Manager has not reported a net asset value to the Fund, the Adviser will establish a fair value in accordance with the Fund’s Valuation Policy. In doing so, the Adviser will evaluate whether it is appropriate, considering all relevant circumstances, to use the last reported net asset value from the Investment Manager with adjustment made in accordance with the Fund’s Valuation Policy. The net asset values or adjusted net asset values are net of management fees and performance-based fees payable pursuant to the respective organizational documents of each investment fund.

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material.

In assessing the fair value of the Fund’s Primary Direct Investments and Secondary Direct Investments in individual operating companies or assets in accordance with the Valuation Policy, on a case by case basis, the Adviser either applies the net asset value reported by the Investment Manager or a variety of methods such as earnings and market multiple analysis based on comparables, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of a Primary Direct Investment or Secondary Direct Investment in an individual operating company or assets: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Short-term investments are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s revolving credit facility. The aforementioned costs are amortized over the instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statement of Assets and Liabilities.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translations represents foreign exchange: (1) gains and losses from the holding and sales of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded as receivable and the amounts actually received. The Fund does not separately isolate the impact of changes in exchange rates from other changes in the fair value of investments within the net realized gain (loss) and the change in unrealized appreciation (depreciation) of investments as presented on the Consolidated Statement of Operations.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investment Funds, Secondary Direct Investments, Primary Investment Funds and Primary Direct Investments occur at irregular intervals and the exact timing of the distributions is not known. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investment Funds, Secondary Direct Investments, Primary Investment Funds or Primary Direct Investments. To the extent a distribution exceeds the remaining cost basis of an investment, based on information provided by the Investment Manager, the excess amount is recognized as a realized gain distribution from investments. Dividend income and interest income are recorded on an ex-dividend date and accrual basis, respectively. Dividend income earned on short-term money market investments is accrued daily.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, incentive fees, expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4).

Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon net assets as of the end of the prior month plus capital transactions effective as of the beginning of the current month at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 7). Closing costs associated with the purchase of Secondary Investment Funds, Secondary Direct Investments, Primary Investment Funds and Primary Direct Investments are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the consolidated financial statements.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years from 2022 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Income Taxes ("ASC 740"). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year.

In preparing the consolidated financial statements, SPRING I LLC (Series A and Series B) and SPRING Cayman are required to recognize their estimate of income taxes for purposes of determining deferred tax assets or liabilities. SPRING I LLC (Series A and Series B) is subject to U.S. federal and state income taxes while SPRING Cayman is subject to U.S. federal withholding tax, state taxes, and branch profits tax on effectively connected income with a U.S. trade or business. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent the Wholly-Owned Subsidiaries have a deferred tax asset, consideration is given to whether a valuation allowance is required.

Cash

Cash includes monies on deposit with UMB Bank, N.A. who serves as the Fund’s custodian (“Custodian”). Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits.

Restricted Cash Held in Escrow

Restricted cash held in escrow represents restricted monies received in advance of the effective date of a Shareholder’s subscription. The monies are on deposit with the Custodian, under the authorization of UMB Fund Services, Inc. (the Fund’s transfer agent, as described in Note 6) and are released from escrow upon the determination of NAV as of the effective date of the subscription. The liability for subscriptions received in advance is included in the Consolidated Statement of Assets and Liabilities.

Deferred Costs Relating to Purchases of Secondary Investments

Deferred costs associated with the acquisition of Secondary Investments are amortized daily over the deferral period until the payment due date. On the due date, the payment value corresponds to the notional amount owed to the respective counterparty.

Segment Reporting

An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of a defined investment strategy which is executed by the Fund’s portfolio managers as described in Note 1. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions activity is used by the CODM to assess the Fund’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends current guidance to provide expanded disclosure for the rate reconciliation with information about specific categories and reconciling items that meet a specific threshold, and to provide additional information about income taxes paid disaggregated by jurisdiction. The amendment is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Fund does not expect the adoption of this guidance to have a material effect on the consolidated financial statements.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using NAV as a practical expedient. These investments are fair valued using NAV or by adjusting the most recently available NAV for cash flows. As such, investments in securities with a fair value of $2.5 billion are excluded from the fair value hierarchy as of September 30, 2025.

The following is a summary of the Fund's investments classified by fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Direct Investments	$—	$—	$340,652,073	$768,282,626	$1,108,934,699
Primary Investment Funds	—	—	—	70,893,707	70,893,707
Secondary Direct Investments	—	—	286,025,418	—	286,025,418
Secondary Investment Funds	—	—	—	1,709,977,617	1,709,977,617
Public Securities	49,096	—	—	—	49,096
Short-Term Investments	44,124,629	—	—	—	44,124,629
Total Investments	$44,173,725	$—	$626,677,491	$2,549,153,950	$3,220,005,166

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Primary Direct Investments	Secondary Direct Investments	Total Investments
Balance as of March 31, 2025	$253,241,723	$159,072,936	$412,314,659
Transfers into Level 3	—	—	—
Purchases	50,053,590	116,617,246	166,670,836
Distributions from Investments	—	—	—
Net Realized Gain (Loss)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	37,356,760	10,335,236	47,691,996
Transfers out of Level 3	—	—	—
Balance as of September 30, 2025	$340,652,073	$286,025,418	$626,677,491

Net Change in Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of the Reporting Period	$37,356,760	$10,335,236	$47,691,996

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Investment Type	Fair Value as of September 30, 2025	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input(1)	Impact to Valuation from an Increase in Input(2)
Primary Direct Investments	$251,952,614	Recent financing	Recent transaction price	N/A	N/A	Increase
Primary Direct Investments	$30,866,334	Market comparable companies	Enterprise value to EBITDA and revenue multiples	3.12x - 7.96x	5.42x	Increase
Primary Direct Investments	$57,833,125	Recent transaction	Recent transaction price	N/A	N/A	Increase
Secondary Direct Investments	$100,803,365	Recent financing	Recent transaction price	N/A	N/A	Increase
Secondary Direct Investments	$16,922,044	Market comparable companies	Enterprise value to revenue multiple	2.37x - 20.16x	9.34x	Increase
Secondary Direct Investments	$168,300,009	Recent transaction	Recent transaction price	N/A	N/A	Increase

(1)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

A listing of the Private Market Asset types held by the Fund and the related attributes, as of September 30, 2025, are shown in the table below:

Investment Type	Investment Strategy	Fair Value	Unfunded Commitments
Primary Direct Investments	Investments in operating companies	$1,108,934,699	$12,382,024
Primary Investment Funds	Investments in private funds actively fundraising with less than 25% of capital commitments invested	$70,893,707	$66,336,185
Secondary Direct Investments	Investments in operating companies, projects or properties purchased from other investors	$286,025,418	$—
Secondary Investment Funds	Investments in private funds purchased from other investors, open-ended funds, private funds actively fundraising with 25% or more of capital commitments invested and stapled primary investments	$1,709,977,617	$153,892,933

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.50% on an annualized basis of the Fund’s net assets. The Management Fee is computed monthly and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the six months ended September 30, 2025, the Adviser earned $19.4 million in Management Fees of which $4.0 million was payable as of September 30, 2025.

At the end of each calendar month, the Adviser is entitled to accrue an incentive fee (“Incentive Fee”) in an amount equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant month over (ii) the then balance, if any, of the loss recovery account. The Incentive Fee is incorporated in the Fund’s monthly NAV and paid annually at the end of the calendar year to the Adviser to the extent it is earned. The Adviser pays 60% of the Incentive Fee to the Sub-Adviser each year. For the six months ended September 30, 2025, the Adviser accrued $60.7 million in Incentive Fees and $79.6 million was payable as of September 30, 2025.

For the purposes of the Incentive Fee, net profits (“Net Profits”) means the amount by which the NAV of the Fund on the last day of the relevant month exceeds the NAV of the Fund as of the beginning of the same month, including any net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, expenses (including offering and organizational expenses) and excluding Shareholder subscriptions and repurchases. The Fund maintains a memorandum account (“Loss Recovery Account”) which had an initial balance of zero and is increased upon the close of each calendar month by the amount of the net losses of the Fund for the month and decreased (but not below zero) upon the close of each calendar month by the amount of the Net Profits of the Fund for the month. The Loss Recovery Account takes into account the Fund’s performance since inception and is also referred to as a life-to-date high-water mark. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings in the Fund. As of September 30, 2025, there was no balance in the Loss Recovery Account.

The Adviser entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof (“Limitation Period”). The Adviser may extend the Limitation Period for a period of one year on an annual basis. On May 22, 2025, the Board approved the extension of the Limitation Period through September 30, 2026. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 0.50% for Class I Shares and 1.00% for Class D and S Shares, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) all fees and expenses of Private Market Assets and other investments in which the Fund invests (including Acquired Fund Fees); (iii) the Incentive Fee; (iv) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (v) interest payments incurred on borrowing by the Fund; (vi) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vii) distribution and/or shareholder servicing fees, as applicable; (viii) taxes; and (ix) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

If the Fund’s aggregate monthly ordinary operating expenses, exclusive of the Specified Expenses, in respect of any class of Shares for any month, exceeds the Expense Cap applicable to that class of Shares, the Adviser may waive its Management Fee and/or Incentive Fee or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee and/or Incentive Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if (i) the ordinary operating expenses have fallen to a level below the Expense Cap and (ii) the recouped amount does not raise the level of ordinary operating expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

During the six months ended September 30, 2025, the Adviser recouped a net amount of $0.2 million under the Expense Limitation and Reimbursement Agreement, as recorded on the Statement of Operations. As of September 30, 2025, the Adviser has fully recouped all eligible expenses under this agreement, and there is no remaining balance available for future recoupment.

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services to the Fund. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee ("Administration Fee") in an amount up to 0.18% on an annualized basis of the Fund's net assets. The Administration Fee is calculated based on the Fund’s month-end net asset value and is payable monthly in arrears. For the six months ended September 30, 2025, the Administrator earned $1.1 million in Administration Fees of which $0.2 million was payable as of September 30, 2025.

5. Controlled/Affiliated Investments

Under Section 2(a)(9) of the 1940 Act, an investment is deemed a control affiliate of the Fund if the Fund owns 25% or more of the investment's outstanding voting securities. As of September 30, 2025, the Fund held 25% or more of the voting securities of the following investments:

Controlled/Affiliated Investment	Balance as of March 31, 2025	Purchases at Cost	Proceeds from Distributions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2025	Affiliated Income
BSV Star Queen, LLC	$4,450,000	$—	$—	$—	$(39,160)	$4,410,840	$—
CRV XVIII-Z, LP	11,558,347	—	—	—	—	11,558,347	—
Fundomo ET001, LP	—	8,220,293	—	—	(6,462)	8,213,831	—
Fundomo Fund II, LP	—	—	—	—	—	—	—
Fundomo Sequel I, LP	—	1,121,876	—	—	—	1,121,876	—
Redpoint Omega IV-Y, L.P.	26,400,004	—	—	—	21,565,038	47,965,042	—
Terrain Opportunity I, LP	2,193,677	—	—	—	4,544,729	6,738,406	—
	$44,602,028	$9,342,169	$—	$—	$26,064,145	$80,008,342	$—

6. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank, N.A. serves as the Fund’s Custodian pursuant to a custody agreement. As the Custodian, UMB Bank, N.A. holds the Fund’s U.S. assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian appointed by the Custodian in accordance with the terms of the custody agreement. For the six months ended September 30, 2025, the Custodian earned $0.1 million in custody fees, recorded in other expenses on the Consolidated Statement of Operations, of which $2,178 was payable as of September 30, 2025 and recorded in other accrued expenses on the Consolidated Statement of Assets and Liabilities.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The Sub-Administrator also serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2025, the Transfer Agent earned $0.7 million in transfer agent fees of which $0.1 million was payable as of September 30, 2025.

7. Distribution and Shareholder Servicing Plan

Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers, certain registered investment advisers and other financial intermediaries to effect the distribution of Shares of the Fund. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares at the annual rate of 0.85% of the aggregate NAV of Class S Shares. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are calculated as of the last day of each calendar month (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2025, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

8. Revolving Credit Facility

Effective February 6, 2023, the Fund entered into a revolving credit agreement ("Credit Facility"), as amended from time to time, with Texas Capital Bank allowing the Fund to borrow up to $85.0 million ("Commitment") from a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. Borrowings on the Credit Facility are collateralized by all assets of the Fund. An amendment to the Credit Facility, effective August 29, 2025, extended the term to August 29, 2027 and increased the aggregate Commitment to $155.0 million.

When borrowing on the Credit Facility, the Fund can select a “Base Rate Borrowing” or “Term SOFR Borrowing” (each a “Loan Type”). The interest rate associated with each Loan Type will be determined at the time of such borrowing and is comprised of a reference rate plus an applicable margin of 2.00% for Base Rate Borrowings or 3.00% for Term SOFR Borrowings. The Credit Facility has an unused fee in an amount equal to the sum of (i) to the extent the daily average unused amount is greater than or equal to 80% of the Commitment, the daily average unused amount of such portion (i.e. 20%) of the Commitment multiplied by a rate per annum of 3.00% plus (ii) 0.40% per annum on the daily average unused amount of the portion of the Commitment not described in (i). In conjunction with the Credit Facility, the Fund incurred an upfront fee of 0.30% which is being amortized in the Consolidated Statement of Operations over the two-year term of the Credit Facility. For the six months ended September 30, 2025, expenses incurred by the Fund related to the Credit Facility were $0.6 million. During the six months ended September 30, 2025, there were no borrowings under the Credit Facility.

9. Commitments and Contingencies

As of September 30, 2025, the Fund has contractual unfunded commitments to provide additional funding of $232.6 million to certain investments.

ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

10. Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses. Effective January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T Shares.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $50,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion but not below $25,000 for any individual investor. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the capital share transactions for the six months ended September 30, 2025 and the year ended March 31, 2025:

	For the Six Months Ended September 30, 2025 (unaudited)		For the Year Ended March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	12,858,931	$580,186,456	16,377,314	$642,775,648
Reinvestment of distributions	—	—	88,795	3,605,993
Repurchase of shares	(928,196)	(43,241,270)	(889,317)	(37,131,800)
Exchange of shares	48,156	2,168,437	161,577	6,417,909
Net increase (decrease)	11,978,891	$539,113,623	15,738,369	$615,667,750
Class D
Proceeds from shares issued	113,777	$5,072,092	155,537	$5,787,012
Reinvestment of distributions	—	—	536	21,642
Repurchase of shares	(8,480)	(378,976)	(3,623)	(155,593)
Exchange of shares	(7,266)	(324,720)	(120,551)	(4,653,375)
Net increase (decrease)	98,031	$4,368,396	31,899	$999,686
Class S
Proceeds from shares issued	11,766,119	$522,776,322	14,756,883	$575,802,383
Reinvestment of distributions	—	—	54,456	2,180,430
Repurchase of shares	(55,299)	(2,541,762)	(16,819)	(689,638)
Exchange of shares	(41,674)	(1,843,717)	(25,608)	(1,087,941)
Net increase (decrease)	11,669,146	$518,390,843	14,768,912	$576,205,234
Class T¹
Proceeds from shares issued	—	$—	13,724	$520,000
Reinvestment of distributions	—	—	31	1,236
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	(16,751)	(676,593)
Net increase (decrease)	—	$—	(2,996)	$(155,357)

¹	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

Subject to the Board’s discretion, the Fund offers a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 2.50% of the Fund’s outstanding Shares each quarter. It is expected that the Adviser will recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to typically occur on March 31, June 30, September 30 and December 31 of each year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. For the six months ended September 30, 2025 and the year ended March 31, 2025, 991,975 and 909,759 Shares were repurchased by the Fund, respectively.

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

11. Dividend Reinvestment Plan

Pursuant to the Dividend Reinvestment Plan ("DRIP") established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45-day period.

12. Investment Transactions

For the six months ended September 30, 2025, purchases of investments, excluding short-term investments, were $957.9 million. For the six months ended September 30, 2025, total distributions received from investments, excluding short-term investments, were $11.3 million. During the six months ended September 30, 2025, total proceeds from the Fund's sale, redemption or other disposition of investments, excluding short-term investments, amounted to $1.4 million.

13. Tax Information

The Fund has temporary differences primarily due to timing difference between book and tax treatment of partnership interests held by the Fund and the Fund's investment in SPRING Cayman and SPRING I LLC (Series A and Series B).

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. For the tax year ended September 30, 2025, the Fund recognized a permanent book to tax difference of $50.6 million resulting primarily from net operating losses. This permanent book to tax difference has been reclassified to paid in capital and has no effect on the net assets or net asset value per share of the Fund.

For the tax year ended September 30, 2025, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Current year late-year loss deferral	$(93,098,270)
Undistributed long-term capital gains	1,009,284
Net tax appreciation (depreciation)	820,959,300
Other temporary differences	(52,848)
Total distributable earnings (accumulated loss)	$728,817,466

The tax character of Subchapter M distributions declared for the tax years ended September 30, 2025 and September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gains
2025	$—	$8,469,345
2024	$—	$—

As of the tax year ended September 30, 2025, the Fund’s deferred, on a tax basis, qualified late year losses are as follows:

Ordinary loss	$93,098,270
Net capital	$—

StepStone Private Venture and Growth Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

As of September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$828,599,229
Gross unrealized depreciation	(4,954,522)
Net unrealized appreciation (depreciation) on investments	$823,644,707

Tax cost of investments	$2,396,360,459

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

SPRING I LLC was not required to recognize a provision for income tax expense for the six months ended September 30, 2025.

The deferred income tax is computed by applying the federal statutory income tax rate of 21.0% and estimated applicable state income tax statutory rate of 2.25% to net investment income, realized and unrealized gains (losses) on investments before taxes. As of September 30, 2025, SPRING I LLC has a deferred tax liability of $2.7 million.

As of September 30, 2025, the Fund had no uncertain tax positions for federal, state or local income tax purposes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense in the Consolidated Statement of Operations. For the tax year ended September 30, 2025, the Fund did not incur any interest or penalties.

14. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

15. Subsequent Events

Effective October 1, 2025 and November 3, 2025, there were additional subscriptions into the Fund in the amounts of $256.7 million and $304.3 million, respectively.

On October 23, 2025, the Fund commenced a repurchase offer with a valuation date of December 31, 2025.

Effective November 1, 2025, the Fund reclassified its investment status from non-diversified to diversified in accordance with the requirements of the 1940 Act.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Venture and Growth Fund

Other Information

September 30, 2025 (unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 772-7724 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov, or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600

Charlotte, North Carolina 28202
www.stepstonepw.com

Investment Sub-Adviser

StepStone Group LP

4225 Executive Square, Suite 1600
La Jolla, California 92037

Custodian

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant

UMB Fund Services, Inc.
235 W. Galena Street

Milwaukee, Wisconsin 53212-3949

Phone: (414) 299-2200

Distributor
Distribution Services, LLC
3 Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West

New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of non-controlled/non-affiliated and controlled/affiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Venture and Growth Fund

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	December 2, 2025

* Print the name and title of each signing officer under his or her signature.